Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Unrealized (losses) gains arising during the period, net of taxes	$ 287	$ (635)	$ 119
Reclassification adjustment for (gains) losses included in net earnings, net of tax	$ 12	$ (17)